OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total Operating lease cost		$ 292	$ 830	$ 1,412	$ 3,744
Voyage, charter, hire and commission expenses, net	[1]	$ 1,229	$ 1,644	$ 4,532	709
External Vessel Charter
Lessee, Lease, Description [Line Items]
Voyage, charter, hire and commission expenses, net					$ 3,000

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.